INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross premiums:
Net earned premiums	£ 9,189	£ 7,930	£ 8,068
Life insurance contracts [member]
Gross premiums:
Gross premiums	8,790	7,355	7,298
Net earned premiums	8,519	7,187	7,210
Non-life insurance contracts [member]
Gross premiums:
Net earned premiums	670	743	858
Life and pensions [Member] | Life insurance contracts [member]
Gross premiums:
Gross premiums	6,612	6,273	5,613
Annuities [member] | Life insurance contracts [member]
Gross premiums:
Gross premiums	2,178	1,082	1,685
Ceded reinsurance premiums [Member]
Gross premiums:
Gross premiums	£ (271)	£ (168)	£ (88)